Long-term debt - Contractual Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 11, 2020	May 24, 2018
Debt Instrument [Line Items]
Long-term debt less unamortized debt issuance costs	$ 171,876	$ 171,462
Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Principal Outstanding	175,000
Interest payments until contractual maturity, Within 1 year	9,188
Interest payments until contractual maturity, 1 to 5 years	29,439
Interest payments until contractual maturity, After 5 years	20,953
Unamortized debt issuance costs	(3,124)
Long-term debt less unamortized debt issuance costs	$ 171,876
Subordinated Lower Tier II Debt | Notes Due 2028
Debt Instrument [Line Items]
Interest rate until date redeemable	5.25%			5.25%
Principal Outstanding	$ 75,000
Interest payments until contractual maturity, Within 1 year	3,938
Interest payments until contractual maturity, 1 to 5 years	8,535
Interest payments until contractual maturity, After 5 years	$ 2,813
Subordinated Lower Tier II Debt | Notes Due 2028 | LIBOR
Debt Instrument [Line Items]
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	2.255%
Subordinated Lower Tier II Debt | Notes Due 2030
Debt Instrument [Line Items]
Interest rate until date redeemable	5.25%		5.25%
Principal Outstanding	$ 100,000
Interest payments until contractual maturity, Within 1 year	5,250
Interest payments until contractual maturity, 1 to 5 years	20,904
Interest payments until contractual maturity, After 5 years	$ 18,140
Subordinated Lower Tier II Debt | Notes Due 2030 | LIBOR
Debt Instrument [Line Items]
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	5.06%